Share-Based Compensation Plan - Shares Outstanding (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Total number of share awards
Beginning balance (in shares)	6,936	6,516
Granted (in shares)	5,492	6,429
Vested and converted to common shares (in shares)	(2,922)	(4,245)
Forfeited (in shares)	(1,296)	(1,764)
Ending balance (in shares)	8,210	6,936
Minimum
Total number of share awards
Payout multiplier	0.00%
Maximum
Total number of share awards
Payout multiplier	200.00%
Restricted awards
Total number of share awards
Beginning balance (in shares)	3,801	3,243
Granted (in shares)	2,239	3,184
Vested and converted to common shares (in shares)	(1,730)	(2,081)
Forfeited (in shares)	(188)	(545)
Ending balance (in shares)	4,122	3,801
Performance awards
Total number of share awards
Beginning balance (in shares)	3,135	3,273
Granted (in shares)	3,253	3,245
Vested and converted to common shares (in shares)	(1,192)	(2,164)
Forfeited (in shares)	(1,108)	(1,219)
Ending balance (in shares)	4,088	3,135